Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Royalties commitments:

1.	The Company was engaged in research and development programs with the National Technological Innovation Authority, or the “Authority” (formerly operating as Office of the Chief Scientist of the Ministry of Economy of the State of Israel, or the OCS). The Company is committed to pay royalties to the Authority at the rate of 3.5% of sales of products resulting from research and development partially financed by the Authority. The amount shall not exceed the grant amount received, linked to the dollar, including accrued interest at the LIBOR rate. The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

No grants were received during the three (3) years ended December 31, 2018. During 2018, 2017 and 2016, the Company paid royalties to the Authority in the amount $2,551, $305 and $2,109, respectively.

As of December 31, 2018, the Company and Nano Size received from the Authority grants in the amount of $1,009,506 (including interest). The Company’s total contingent liability (including interest) with respect to royalty-bearing participation received, net of royalties paid, amounted to $1,394,095 as of December 31, 2018.

As of December 31, 2018, Digiflex, received grants for research and development efforts from the Authority in an aggregate amount of approximately $2.2 million, out of which an amount of approximately $0.5 million was repaid by Digiflex and Jet CU and approximately $1.0 million was repaid to the Authority by Jet CU due to a spinoff Jet CU conducted which was authorized by the Authority and resulted in such payment. The contingent remaining liability was reduced to approximately $0.7 million.

2.	In September 2009, the Company entered into a License Agreement with Ramot - Tel Aviv University (“Ramot”) for a joint research program. The program was approved by the Magneton committee of the Authority. The Magneton program supports cooperative research programs between industry and academia and encourages the transfer of technology from academic institutions to commercial firms. Under the terms of the Magneton program, the Company received from the Authority an aggregate amount of NIS 1,467,683 ($391,591 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), and no royalties are payable to the Authority with respect to this program. Pursuant to the terms of the License Agreement, the Company was required to fund the research and development of the technology subject to such agreement during the research period (two years commencing September 2009) in a total amount of NIS 1,077,000 ($287,353 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). In addition, the Company issued to Ramot warrants to purchase 117,209 ordinary shares. The warrants are exercisable until the occurrence of an exit event, as defined in the agreement, at an exercise price of NIS 0.01 ($0.002 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) per ordinary share.

In return, the Company was required to pay to Tel Aviv University royalties of between 3.4% and 3.9% on all net sales of any product, component, device or material that is used in the preparation of coated substrates meeting certain specifications (“Licensed Film”) and services resulting from the license; and royalties of between 2.4% and 3.0% on all net sales of Licensed Film products and services, and a sublicense fee at a rate of 25% of all sublicense fees the Company receives with respect to the intellectual property developed under such agreement. The royalties and sublicense fees may be creditable against the annual license fee due to Ramot in such calendar year and the following calendar year, in the amount of $20,000 in the three years that follow the research period, $50,000 for the fourth, fifth and sixth years and $75,000 from the seventh year. No license fees were paid during the three (3) years ended December 31, 2018. As of December 31, 2018, revenues related to the license agreement had not yet started.

On January 4, 2016, Ramot provided the Company with a notice of termination of the License Agreement due to failure to meet the development milestones. The termination of the agreement was effective on January 4, 2016. No fees were due with respect to 2016.

3.	On December 15, 2011, the Company signed a research and development agreement with the Israeli Ministry of National Infrastructures, Energy and Water Resources. Pursuant to the agreement, the ministry will fund up to 62.5% of the Company’s expenses related to the approved program up to a maximum amount of NIS 625,000 ($166,755 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), in exchange for the Company’s agreement to pay royalties of 5% of any revenues generated from the intellectual property generated under the program. The period of the program was 18 months commencing January 1, 2012.

No grants were received during the three (3) years ended December 31, 2018. During the years ended December 31, 2018, 2017 and 2016, the Company accrued royalties in the amount of $112, $148 and $281, respectively.

As of December 31, 2018, the aggregate contingent liability to the Israeli Ministry of National Infrastructures, Energy and Water Resources amounted to $178,559.

4.	In October 2010, the Company entered into a Convertible Bridge Financing Agreement with Israel Electric Corporation (“IEC”) and, as part of the agreement, the Company committed to pay IEC royalties equal to 2% of the total net sales of the Company’s products and service revenues from the product developed and manufactured through this agreement, up to a cap of NIS 8,000,000 ($2,134,472 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018).

During the years ended December 31, 2018, 2017 and 2016, the Company accrued royalties in the amount of $4,020, $1,558 and $3,577, respectively.

5.	In connection with previously made acquisition of Nano Size, the Company is obligated to pay 3% from future sales and 10% of sublicense fees derived from Nano Size’s intellectual property, until the aggregate consideration amounts to $1,400,000. The consideration included a minimum consideration of $180,000 which was paid during 2011, and will be off set against future royalty payments which will be payable by the Company from sales of products and services.

6.	In September 2012, the Company entered into a Know-How License Agreement with Fraunhofer Institute for Ceramic Technologies and Systems IKTS (“IKTS”), pursuant to which the Company purchases from IKTS certain additives. The Company has the right to receive the production file and knowhow to its chosen manufacturer, in consideration for payment to IKTS of royalties of €25 ($29 based on the exchange rate of $1.00 / €0.87 in effect as of December 31, 2018) per kilogram of the ingredients not manufactured by IKTS. In addition, as of December 31, 2018, the Company is obligated to pay IKTS a minimum annual royalty amount deductible against royalties.

During the year ended December 31, 2018, 2017 and 2016, the Company recorded royalty expenses in the amount of $2,290, $2,396 and $2,202, respectively.

7.	In May 2014, the Company entered into an agreement with XaarJet Limited, or Xaar, a producer of printer heads. Once the first ink (Silver Nano-Particle Ink) is certified by Xaar, the Company will be required to pay Xaar a fee for all certified inks sold for use with Xaar print heads as follows: 2% of the certified ink price until the cumulative value of the fees received by Xaar exceeds £50,000 ($64,103 based on the exchange rate of $1.00 / £ 0.78 in effect as of December 31, 2018), and thereafter, 1% of the certified ink price. Once the cumulative value of the fees received by Xaar with respect to all products exceeds £1,000,000 ($1,282,051 based on the exchange rate of $1.00 / £ 0.78 in effect as of December 31, 2018), the Company and Xaar have agreed to review the percentage payable in the light of the prevailing business conditions. As of December 31, 2018, no such sales commenced.

b.	Legal matters:

1.	On December 31, 2017, a lawsuit against the Company was filed by Eshed Consulting and Financial Management Ltd., or Eshed. The complaint alleges that the Company owes Eshed a total amount of NIS 120,000 ($32,017 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) in fees for professional financial services Eshed allegedly provided to the Company. On December 13, 2018, the Company signed a settlement agreement with Eshed under which the Company will pay Eshed a total of NIS 52,650 ($14,047 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), such amount was fully paid by the Company as of the date of this report.

2.	On March 11, 2018, a lawsuit captioned Reinhold Cohn & Co. vs. (1) Digiflex Ltd., and (2) P.V. Nano Cell Ltd., Claim No. 21766-03-18, was filed in the Magistrate Court in Kfar Saba in Israel. The complaint alleges that Digiflex owe Reinhold Cohn NIS 80,298 ($21,424 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) in fees for various services involving the protection of the Company’s intellectual property rights by way of registration of patents worldwide, including in the United States, Canada and Europe. In June 2018, the company settled this claim for a total of NIS 82,798 ($22,091 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), which were paid in nine (9) monthly installments commencing June 2018.

3.	On March 11, 2018, a lawsuit captioned I.T.S Industrial Technologic Ltd. vs. (1) Digiflex Ltd., and (2) Dan Vilenski., a former director of Digiflex, Claim No. 512833740, was filed in the Magistrate Court in Rishon Letzion in Israel. On March 11, 2019, the Company settled this claim for a total of NIS 400,000 ($106,724 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018), paid in 12 monthly installments commencing April 2019.

c.	Lease commitments:

1.

The Company currently lease, through Nano Size, approximately 7,300 square feet of space in Migdal Ha’Emek, Israel for its principal offices and manufacturing facilities at a monthly cost of approximately NIS 15,045 ($4,014 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). The current lease agreement (which was amended in February 2018 to include additional space) expires on June 30, 2019 (with, at Nano size’s sole discretion, a right to extend the lease period for an additional three years, subject to customary conditions).

Additionally, Digiflex currently lease approximately 2,900 square feet of space at 6 Yad Haruzim, Kfar Saba, Israel for its principal office and laboratory at a monthly cost of approximately NIS 12,500 ($3,335 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018). The lease agreement expires on January 31, 2021.

As of December 31, 2018, the future minimum aggregate office space commitment under non-cancelable agreements are as follows:

2019	$58,754
2020	40,021
2021	3,335
$102,110